Cover	Jul. 31, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2024
Entity File Number	001-00368
Entity Registrant Name	Chevron Corporation
Entity Central Index Key	0000093410
Entity Tax Identification Number	94-0890210
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5001 Executive Parkway
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Ramon
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94583
City Area Code	925
Local Phone Number	842-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $.75 per share
Trading Symbol	CVX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false